Registration No. 033-53342

811-07280

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 32	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Richard P. Bowman, Esq.

New York Life Insurance and Annuity Corporation

1 Rockwood Road

Sleepy Hollow, New York 10591

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on November 13, 2017 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

EXPLANATORY NOTE

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2017 for the New York Life Flexible Premium Variable Annuity policy included in the Registration Statement, and to add related exhibits to Part C. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the prospectus and statement of additional information included in Post-Effective Amendment No. 31 to the Registration Statement are hereby incorporated by reference to the extent required by applicable law.

SUPPLEMENT DATED OCTOBER 30, 2017 TO THE FOLLOWING

PROSPECTUSES DATED MAY 1, 2017 (AS AMENDED)

New York Life Complete Access Variable Annuity	New York Life Premier Variable Annuity
New York Life Complete Access Variable Annuity II	New York Life Premier Variable Annuity II
New York Life Elite Variable Annuity	New York Life Premier Plus Variable Annuity
New York Life Essentials Variable Annuity	New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity	New York Life Premium Plus Variable Annuity
New York Life Flexible Premium Variable Annuity II	New York Life Premium Plus II Variable Annuity
New York Life Flexible Premium Variable Annuity III	New York Life Premium Plus Elite Variable Annuity
New York Life Income Plus Variable Annuity	New York Life Variable Annuity
New York Life Income Plus Variable Annuity II

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses (the “Prospectuses”) for the variable annuity policies offered through the separate accounts listed above. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

As applicable to your Prospectus, this supplement describes the following changes that will become effective as described below:

Effective November 1, 2017:

(1)	Changes to the Neuberger Berman AMT Mid Cap Growth Portfolio – Class S (the “Neuberger Berman Portfolio”).

Effective November 13, 2017:

(2)	Closure of four (4) Portfolios to new investments,
(3)	Addition of four (4) new Portfolios; and
(4)	Changes to certain optional benefit riders.

Effective January 1, 2018:

(5)	Change of Subadviser to certain Portfolios.

1.   NEUBERGER BERMAN PORTFOLIO CHANGES

Effective November 1, 2017, as applicable to your policy, the following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S	0.84%	0.25%	0.15%	0.01%	1.25%	(0.14%)	1.11%*
*	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses and extraordinary expenses, if any) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2020 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expense to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

2.   PORTFOLIO CLOSURES

As applicable to your policy, the following four (4) Portfolios will be closed to all policyowners except those policyowners who have Accumulation Value invested in the Portfolios as of November 12, 2017:

(a)	MainStay VP Cornerstone Growth – Initial and Service Class,
(b)	MainStay VP Emerging Markets Equity – Initial and Service Class,
(c)	MainStay VP T. Rowe Price Equity Income – Initial and Service Class; and
(d)	Victory VIF Diversified Stock Fund – Class A Shares

Policyowners who have Accumulation Value invested in these Portfolios on November 12, 2017, may continue to submit additional premium payments to the Portfolios thereafter, although they will not be permitted to invest in the Portfolios if they withdraw or otherwise transfer their entire Accumulation Value from the Portfolios after November 12, 2017. Policyowners who do not have Accumulation Value invested in the Portfolios on November 12, 2017, will not be permitted to invest in these Portfolios thereafter.

Dollar cost averaging programs, automatic asset rebalancing programs and interest sweep, if elected, on or prior to November 12, 2017, will not be affected by the closures unless a policyowner withdraws or otherwise transfers their entire Accumulation Value from the Portfolios.

3.   PORTFOLIO ADDITIONS

The following four (4) new Portfolios will be available to all policyowners as of November 13, 2017:

(a)	American Funds IS® Blue Chip Income and Growth Fund – Class 4
(b)	American Funds IS® Growth Fund – Class 4
(c)	Delaware VIP Small Cap Value – Service Class; and
(d)	Janus Henderson VIT Enterprise Portfolio – Service Shares

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(i)	Add the following to the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
American Funds IS® Blue Chip Income and Growth Fund – Class 4	0.39%	0.25%	0.27%	0.91%	(--)	0.91%
American Funds IS® Growth Fund – Class 4	0.33%	0.25%	0.27%	0.85%	(--)	0.85%
Delaware VIP Small Cap Value – Service Class	0.72%	0.30%	0.07%	1.09%	(0.05%)	1.04%*
Janus Henderson VIT Enterprise Portfolio – Service Shares	0.64%	0.25%	0.09%	0.98%	(--)	0.98%
*	Delaware Distributors, L.P. (the “Distributor”) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. This waiver may be terminated only by agreement of the Distributor and the fund.

(ii)	Add the following to the table listing the Eligible Portfolios of the relevant Funds and the investment advisers:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)	American Funds IS® Blue Chip Income and Growth Fund American Funds IS® Growth Fund
Delaware VIP® Trust	Delaware Management Company	Delaware VIP Small Cap Value
Janus Aspen Series	Janus Capital Management LLC	Janus Henderson VIT Enterprise Portfolio

(iii)	For those Prospectuses with the “Investment Division Restrictions and Asset Allocation Models available with GIPR and GIPR 2.0” or “Investment Division Restrictions and Asset Allocation Models available with IPR and IPR 2.0,” Appendix, add the following Portfolios to Category B Funds and Category C Funds, respectively:

	Category B Funds:	American Funds IS® Blue Chip Income and Growth Fund; and American Funds IS® Growth Fund

	Category C Funds:	Delaware VIP Small Cap Value; and Janus Henderson VIT Enterprise Portfolio

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4.   OPTIONAL BENEFIT RIDERS

(a)	CHARGES

As applicable to your policy, the following new current charges for IPP, IPP II, GIPR, GIPR 2.0, IPR and IPR 2.0 will be effective upon a reset of the Guaranteed Amount for policies applied for on or prior to November 12, 2017 and for policies applied for on or after November 13, 2017:

	Holding Period	IPP/IPP II/GIPR/GIPR 2.0/ IPR/IPR 2.0 Rider Charges, as applicable	ADBR + IPP/IPP II/GIPR/GIPR 2.0/ IPR Rider Package Charges, as applicable
IPP	10 years	0.80%	0.75%

IPP II and GIPR	12 years	0.80%	0.75%

GIPR 2.0 and IPR (applied for before 4/30/16)	10 years	1.15%	1.10%
	11 years	1.00%	0.95%
	12 years	0.80%	0.75%
	13 years	0.65%	0.60%
	14 years	0.55%	0.50%
	15 years	0.45%	0.40%
	20 years	0.55%	0.50%

IPR and IPR 2.0 (applied for on or after 5/1/16)	10 years	1.15%	N/A
	11 years	1.00%	N/A
	12 years	0.85%	N/A
	13 years	0.70%	N/A
	14 years	0.60%	N/A
	15 years	0.50%	N/A
	20 years	0.60%	N/A

(b)	ALLOCATION OPTIONS

As applicable to your policy, the MainStay VP Indexed Bond – Service Class Portfolio is included as an allowable Allocation Option under the IPP Rider available on or after February 15, 2010, and the IPP II Rider.

5.   SUBADVISER CHANGE

Effective January 1, 2018, as applicable to your policy, all references to Cornerstone Capital Management Holdings LLC, as subadviser, are hereby replaced with MacKay Shields LLC to the Portfolios listed below:

MainStay VP Absolute Return Multi-Strategy	MainStay VP International Equity
MainStay VP Balanced	MainStay VP Mid Cap Core
MainStay VP Common Stock	MainStay VP S&P 500 Index
MainStay VP Cornerstone Growth	MainStay VP Small Cap Core
MainStay VP Emerging Markets Equity

All references to any of the changes noted above are also updated throughout the applicable Prospectuses.

New York Life Insurance and Annuity Corporation (a Delaware corporation)

51 Madison Avenue, New York, New York 10010

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are incorporated by reference.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b)	Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 3(b) to Post-Effective Amendment No. 5 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed on 4/17/96 and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Specimen Policy - Previously filed as Exhibit (4) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)	Form of application for a Policy - Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant’s Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)(a)	Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) – Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) – Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(7)	Not applicable.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 002-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(h) to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(i)to Registrant’s Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	Form of Participation Agreement among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(p)	Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(q)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(r)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(t)	Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(u)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(v)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(w)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No.033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(x)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(y)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(z)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(a)(a)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(b)(b)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, among Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

8(c)(c)	Amended and Restated Administrative Services Agreement, dated 2/17/12, between New York Life Insurance and Annuity Corporation and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

8(d)(d)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Funds Trust, dated 4/29/11, between NYLIFE Distributors LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for NYLIAC variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

8(e)(e)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective as of May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation, filed on 4/11/14.

8(f)(f)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation, filed on 4/11/14.

(8)(g)(g)	Form of Participation Agreement Among Columbia Funds Variable Series Trust II Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation dated March 1, 2015. Previously filed with this Registration Statement (File No. 033-53342) on 4/14/15.

(8)(h)(h)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(8)(i)(i)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(8)(j)(j)	Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation dated May 1, 2007, as amended, filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed on 4/11/17.

(8)(k)(k)	Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation dated May 1, 2007, as amended, filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed on 4/11/17.

(8)(l)(l)

Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(8)(m)(m)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(8)(n)(n)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(10)(b)	Powers of Attorney. Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations - previously filed as Exhibit 13 to Registrant’s Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Director, Chairman & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Cook, Alexander I.	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Vice President & Controller
Grove, Matthew M.	Director & Senior Vice President
Harte, Frank M.	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Huang, Dylan W.	Director & Senior Vice President
Kim, John Y.	Director & President
Madgett, Mark J.	Director, Senior Vice President & Head of Agency
Miller, Amy	Director
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Wion, Matthew D.	Director & Senior Vice President
Afshar, Pedram	Senior Vice President
Badler, Sara L.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Cole, Thomas	Senior Vice President
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Girard, Thomas J.	Senior Vice President
Lenz, Scott L.	Senior Vice President & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Ok, Francis J.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Ramasamy, Neal S.	Senior Vice President & Chief Technology Officer
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Shively, George S.	Senior Vice President & Legal Officer
Starr, Andrew P.	Senior Vice President
Swanson, Matthew T.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erick A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President - Tax
Baker, Lee C.	Vice President
Bartlett, Judy R.	Vice President & Legal Officer
Barton, Jacqueline M.	Vice President
Beligotti, Jeffrey	Vice President & Actuary
Brill, Elizabeth	Vice President & Actuary
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
DiRago, John C.	Vice President
Donnelly, Kathleen A.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Goldstein, Ross M.	Vice President
Hallahan, Mary	Vice President & Treasurer
Hamrick, Jane L.	Vice President & Actuary
Hanley, Dale A.	Vice President
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Huang, Angela	Vice President & Actuary
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Legal Officer
Killian, Jeffrey	Vice President
Kim, Terry	Vice President
Kimble, Michael J.	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Lamarque, Natalie	Vice President
Leber, Richard B.	Vice President, Legal Officer & Assistant Secretary
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Millay, Edward P.	Vice President
Morris, Ryan J.	Vice President & Actuary
Mosquera, Jaime	Vice President & Actuary
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pecorino, Paul	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Roy, Ari	Vice President
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Sherman, Nancy G.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Suryapranata, Monica	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Tillotson, Sandra G.	Vice President
Verastegui, Victor A.	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Walsh, Simon	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Legal Officer
Wildin, Michellen	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary

ITEM26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, LP	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
New York Life Insurance and Annuity Corporation	(Delaware)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC 32.026%)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 18.11%)
Ausbil IT – Candriam Sustainable Global Equity Fund		(NYLIAC: 29.82%)
MacKay Shields Unconstrained Bond Fund		(NYLIAC: 99.21%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
Warwick McAlester Holdings, LLC	(Delaware)
Meeco Sullivan, LLC	(Delaware)
Electric Avenue, LLC	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
LMF WF Portfolio III, LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[9]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[9]
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 99.98%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIAC: 0%; NYLIC: 0%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 9.54%; MacKay: 1.48%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 92.58%; MacKay 7.41%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(14.98%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields Select High Yield Bond Fund LP	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSIL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Municipal Managers Strategic Opportunities GP LLC	(Delaware)
MacKay Municipal Managers Strategic Opportunities Fund, L.P.	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker A, LP	(Delaware)	(GPPMBHA:7.5%; GPPIVLP: 92.5%)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker B, LP	(Delaware)	(“GPPMBHB: 4.4%; GPPIVLP: 95.6%)
GPP Mezzanine Blocker Holdco C, LP	(Delaware)	(“GPPMBHC”)
GPP Mezzanine Blocker C, LP	(Delaware)	(“GPPMBHC: %; GPPIVLP: %)
GPP Mezzanine Blocker Holdco D, LP	(Delaware)	(“GPPMBHD”)
GPP Mezzanine Blocker D, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco G, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker G, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Co-Investment VI GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment VI GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment VI, LP	(Delaware)
GoldPoint Private Credit GenPar GP, LLC	(Delaware)
GoldPoint Private Credit Fund, LP	(Delaware)	(GoldPoint: 100%)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
Evolvence Asset Management, Ltd.		(Goldpoint: 24.5%)
NYLCAP Holdings (Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc. (Delaware) (“IQ Holdings”)
Financial Development LLC	(Delaware) (“FD LLC”)	(74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg) (“NYLIMGH”)
Candriam Luxco S.a.r.l.	(Luxembourg) (“CANLUXS”)
Candriam Luxembourg	(Luxembourg) (“CANLUX”)	(NYLIMGH: 95.008%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch	(Dubai, UAE)
Candriam Belgium	(Belgium) (“CANBEL”)	(99.99%; NYLIMGH: 0.01%)
Candriam France	(France) (“CANFR”)
Candriam Monétaire		(CANBEL: 1.47%; CANFR: 1.05%)
Candriam Switzerland LLC (Switzerland)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: .36.44%; CANBEL: 32.51%)(“BILPAC”)
Cordius CIG	(Lux)	CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Bonds Convertible Opportunities	(Lux)	(CANLUX: 29.24%)
Candriam Alternative Return Equity Market Neutral	(Lux)	(21.17%)
Candriam L ESG Defensive Asset Allocation	(Lux)	(6.00%)
Ausbil Investment Management Limited	(Australia)	(79.40%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(65.85%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)[6]
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
NYLM Alternatives LLC	(Delaware)
CVP Holdings, LLC	(Delaware)	(60%)
CVP CLO Manager, LLC	(Delaware)
CVP CLO Holdings GP LLC	(Delaware)
CVP CLO Holdings, LP	(Cayman Islands)
CVP CLO Advisors, LLC	(Delaware)
Credit Value Partners, LLC	(Delaware)
CHIPC Evergreen General, LLC	(Delaware)
CVP High Income Private Credit Master Fund, LP	(Cayman Islands)
CVP Loan Servicing LLC	(Delaware)
CHIPC PE General, LLC	(Delaware)
CHIPC PE Intermediate Fund, LP	(Cayman Islands)
CVP High Income Private Equity PE Fund	(Cayman Islands)
CVP High Income Private Credit PE Fund, LP	(Delaware)
CVP Distressed Fund, LLC	(Delaware)
CVF IV General, LLC	(Delaware)
Credit Value Fund IV, LP	(Delaware)
Credit Value Fund (Cayman) IV, LP	(Cayman Islands)
Credit Value Intermediate Fund IV, LP	(Cayman Islands)
Credit Value Master Fund IV-A, LP	(Cayman Islands)
Credit Value Master Fund IV-B, LP	(Cayman Islands)
CVF IV Vert LLC	(Delaware)
CVF IV-A1 Vert LLC	(Delaware)
CVP SPV LLC	(Delaware)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Cedar Farms TN LLC	(Delaware)
Cedar Farms JV LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC Viridian AZ LLC	(Delaware)
REEP-Hines Viridian JV LLC	(Delaware)	(35.39%)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC
CT 550 RESEARCH PKWY LLC
CT 160 CORPORATE COURT LLC
NJ 663 E. CRESCENT AVE LLC
NJ 1881 ROUTE 46 LLC
PA 180 KOST RD LLC
2017 CT REO HOLDINGS LLC		(NYLIC: 62.307692%; NYLIAC: 37.692308%)
Cortlandt Town Center LLC
REEP-IND 10 WEST AZ LLC
REEP-IND Aegean MA LLC
REEP-IND CHINO CA LLC
REEP-IND FREEDOM MA LLC
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC
REEP-IND Kent LLC
REEP-IND LYMAN MA LLC
REEP-IND RTG NC LLC
REEP-MF 960 East Paces Ferry GA LLC
REEP-MF 960 EPF Opco GA LLC
REEP-MF Chandler AZ LLC
REEP-MF FOUNTAIN PLACE MN LLC
REEP-MF Issaquah WA LLC
REEP-MF Mount Vernon GA LLC
REEP-MF Verde NC LLC
REEP-MF Wallingford WA LLC
REEP-OFC Bellevue WA LLC
REEP-OFC WATER RIDGE NC HOLDCO LLC
REEP-OFC ONE WATER RIDGE NC LLC
REEP-OFC TWO WATER RIDGE NC LLC
REEP-OFC FOUR WATER RIDGE NC LLC
REEP-OFC FIVE WATER RIDGE NC LLC
REEP-OFC SIX WATER RIDGE NC LLC
REEP-OFC SEVEN WATER RIDGE NC LLC
REEP-OFC EIGHT WATER RIDGE NC LLC
REEP-OFC NINE WATER RIDGE NC LLC
REEP-OFC TEN WATER RIDGE NC LLC
REEP-OFC ELEVEN WATER RIDGE NC LLC
REEP-MF FOUNTAIN PLACE MN LLC
REEP-MF FOUNTAIN PLACE LLC
REEP-OFC 2300 Empire CA LLC
REEP-OFC 2300 Empire LLC
REEP-IND 10 WEST II AZ LLC
REEP-RTL Flemington NJ LLC
REEP-RTL Mill Creek NJ LLC
PTC Acquisitions, LLC
Martingale Road LLC
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust	(Delaware)[9]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[9]
New York Life Agents Reinsurance Company	(Arizona)[9]
JREP Fund Holdings I, L.P.		(12.5%)
Jaguar Real Estate Partners L.P.		(30.3%)
NYLIFE Office Holdings Member LLC		(51%)
NYLIFE Office Holdings LLC
NYLIFE Office Holdings REIT LLC
REEP-OFC DRAKES LANDING CA LLC
REEP-OFC CORPORATE POINTE CA LLC
REEP-OFC VON KARMAN CA LLC
REEP-OFC ONE BOWDOIN SQUARE MA LLC
REEP-OFC 525 N Tryon NC LLC
525 Charlotte Office LLC		(48.45%)
NYLIFE Office Holdings Acquisitions REIT LLC
MAX Ventures and Industries Limited	(India)	(22.51%)

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 14.21%, NYLIAC owns 0.00%, and MacKay owns .77% for a total ownership of 14.98%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

C–4

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 30, 2017, there were approximately 7,975 owners of Non-Qualified Policies offered under this Registration Statement.

ITEM 28. INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

Mainstay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
Kirk C. Lehneis	Chairman
Robert M. Gardner	Manager
Frank Harte	Manager & Senior Vice President
Yie-Hsin Hung	Chief Executive Officer and Senior Managing Director, New York Life Investment Management
John W. Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
Dylan W. Huang	Senior Managing Director, Individual Annuities
Barbara J. McInerney	Senior Managing Director, Compliance
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
James J. Cristallo	Managing Director, Advanced Markets Network
David Fogel	Managing Director, Index IQ
Mark A. Gomez	Managing Director and General Counsel
John J. O’Gara	Managing Director, US Life and Agency Product Consulting
Amanda S. Parness	Managing Director, GoldPoint Partners Institutional Sales
Christopher R. Stringer	Managing Director
Robin M. Wagner	Managing Director and Chief Compliance Officer
Brian D. Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Karen A. Bain	Vice President - Tax
Marta Hansen	Director, Chief Financial Officer, Financial Operations Principal and Treasurer
Rafaela M. Herrera	Director, Compliance and Sales Material Review
Linda M. Howard	Director, Compliance, Anti-Money Laundering Officer, and Office of Foreign Assets Control Officer
George S. Shively	Secretary
Colleen A. Meade	Assistant Secretary
Elizabeth A. Sharrier	Assistant Secretary

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS – Registrant hereby undertakes:

(a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on October 30, 2017.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – I (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe*	Director

David G. Bedard*	Director

Alexander I. M. Cook	Director

John T. Fleurant*	Director and (Chief Financial Officer)

Robert M. Gardner*	Director and (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

John Y. Kim*	Director and President

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman and (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams
Attorney-in-Fact

October 30, 2017

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.

(10)(b)	Powers of Attorney.